Provisions - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-current provisions (a)
Provisions for pensions and similar obligations	€ 6,767	€ 5,991
Other provisions	20,504	2,039
Non-current provisions	27,271	8,030	€ 6,114	€ 5,763
Current provisions (b)
Trade provisions	11,175	53,109
Current Provisions	€ 11,175	€ 53,109	€ 80,055	€ 106,995